Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	56 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000218791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cabana Target Beta ETF
C000218792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cabana Target Drawdown 10 ETF
C000227938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cabana Target Leading Sector Moderate ETF
Without Sales Load [Member] | C000218791
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%		(0.65%)
Without Sales Load [Member] | C000218792
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%		0.39%
Without Sales Load [Member] | C000227938
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	(3.69%)
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%		13.06%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%		13.06%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	8.11%
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index